Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2020
Debt securities in issue
Schedule of Debt Securities

	At 30 June 2020			At 31 December 2019
	At fair			At fair
	value			value
	through	At		through	At
	profit or	amortised		profit or	amortised
	loss	cost	Total	loss	cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	7,644	22,556	30,200	7,484	26,628	34,112
Covered bonds	–	27,766	27,766	—	29,818	29,818
Certificates of deposit	–	3,027	3,027	—	4,925	4,925
Securitisation notes	47	5,867	5,914	47	7,329	7,376
Commercial paper	–	6,940	6,940	—	7,731	7,731
Total debt securities in issue	7,691	66,156	73,847	7,531	76,431	83,962